Segment reporting - Major customers (Details) - customer	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Geographical information
Number of major customers	2	2
Customer A
Geographical information
Revenue percentage	60.00%	56.00%
Customer B
Geographical information
Revenue percentage	16.00%	17.00%